Related-party Transactions - Summary of Compensation and Other Transactions with Key Management Personnel (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of transactions between related parties [line items]
Short-term benefits	₨ 798.4	$ 12.3	₨ 693.1	₨ 557.8
Post-employment benefits	17.6	0.3	184.7	112.0
Sale of products	₨ 74,644.0	$ 1,145.3	60,192.4	46,713.3
Key management personnel [Member]
Disclosure of transactions between related parties [line items]
Issue of shares pursuant to rights issue				0.8
Sale of products			₨ 8.1	₨ 11.0